UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	3-31-99

Check here if Amendment:	XXX; Amendment Number:	2
  This Amendment (Check only one.)  XXX is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	R. ELIOT KING & ASSOCIATES, INC.
Address:	3000 Sand Hill Road, #2-245
		Menlo Park, CA  94025

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barbara S. Joyner
Title:	Vice President and Treasurer
Phone:	650-854-2882

Signature, Place and Date of Signing:

	Barbara S. Joyner		Menlo Park, CA		4-12-1999
												Date

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name

	29-________________		________________________________________
	Repeat as necessary

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		20

Form 13F Information Table Value Total:		276,473


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

NONE
	No.		Form 13F File Number		Name

	____		28-___________			___________________________

	Repeat as necessary.

											FORM 13F INFORMATION
												VOTING
												AUTH
NAME OF		TITLE OF		VALUE	SHARES/		SH/	SHARED	NONE
ISSUER		CLASS		CUSIP	(X$1000)	PRN AMT	PRN
AT&T			COM		001957109	24243	303754	SH	277385	26369
Apria
Healthcare
Group, Inc.		COM		037933108	190	16000		SH	16000
Cerus
Corporation		COM		157085101	2296	103195	SH	103195
Coulter
Pharmaceutical	COM		222116105	237	10888		SH	10888
DST Systems, Inc.	COM		233326107	12906	214884	SH	196220	18664
HNC Software Inc.	COM		40425P107	38331	1170420	SH	990020	180400
IDG Books
Worldwide, Inc.	COM		449384106	3182	127600	SH	118000	9600
Incyte
Pharmaceuticals	COM		45337C102	15296	762400	SH	648800	113600
Information
Resources		COM		456905108	15378	2388873	SH	1956320	432553
Intel Corporation	COM		458140100	21977	184877	SH	168612	 16265
Intuit Inc.		COM		461202103	13207	129800	SH	117500	 12300
J. Alexander's
Corporation		COM		433096104	347	97400		SH	97400
KLA-Tencor
Corporation		COM		482480100	25805	531385	SH	439660	 91725
Liberty Media
Group Class A	COM		001957208	15775	299964	SH	274383	 25581
Microsoft
Corporation		COM		594918104	1004	11200		SH	11200
Network Equipment
Technologies	COM		641208103	11755	1315225	SH	 1071400	243825
Safeway, Inc.	COM		786514208	23506	458100	SH	418000	 40100
Sola
International	COM		834092108	6773	561500	SH	512400	 49100
State Street
Corporation		COM		857477103	22717	276200	SH	252700	 23500
Transaction Systems
Architects		COM		893416107	21546	598500	SH	500100	 98400
REPORT SUMMARY	20 DATA RECORDS	276473